Deposits (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2019	Dec. 31, 2018
Deposits
Non-interest-bearing demand deposits	SFr 4,409	SFr 4,692
Interest-bearing demand deposits	149,118	153,779
Savings deposits	64,350	63,972
Time deposits	182,650	156,702
Total deposits	400,527	379,145
of which due to banks	16,744	15,220
of which customer deposits	383,783	363,925
Concentration risk, time deposits in Swiss franc equivalent amounts of USD 100,000	182,036	156,562
Overdrawn deposits not included in total deposits, reclassified as loans	116	137
Foreign
Deposits
Non-interest-bearing demand deposits	1,744	1,979
Interest-bearing demand deposits	30,552	27,794
Savings deposits	46	48
Time deposits	155,111	125,021
Total deposits	187,453	154,842
Switzerland
Deposits
Non-interest-bearing demand deposits	2,665	2,713
Interest-bearing demand deposits	118,566	125,985
Savings deposits	64,304	63,924
Time deposits	27,539	31,681
Total deposits	213,074	224,303
Bank
Deposits
of which due to banks	16,742	15,220
of which customer deposits	SFr 384,950	SFr 365,263